Disclosure of detailed information about derivative liabilities (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Statement [Line Items]
Number of warrants outstanding at beginning of period	24,649,240	24,392,610
Derivative liabilities, beginning of period	$ 314,833
Decrease in fair value of derivative liabilities	$ 562,216	$ 333,073	$ (122,561)
Number of warrants outstanding at end of period	31,179,240	24,649,240	24,392,610
Derivative liabilities, end of period	$ 109,821	$ 314,833
Warrants Denominated in Foreign Currency [Member]
Statement [Line Items]
Number of warrants outstanding at beginning of period	6,466,513	6,466,513
Derivative liabilities, beginning of period	$ 181,671	$ 411,418
Decrease in fair value of derivative liabilities	$ (181,617)	$ (229,747)
Number of warrants outstanding at end of period	6,466,513	6,466,513	6,466,513
Derivative liabilities, end of period	$ 54	$ 181,671	$ 411,418
A1, B1 and C1 Warrants [Member]
Statement [Line Items]
Number of warrants outstanding at beginning of period	6,900,000	0
Derivative liabilities, beginning of period	$ 133,162	$ 0
Number of warrants issued	10,000,000	6,900,000
Fair value of warrants issued	$ 357,204	$ 236,488
Decrease in fair value of derivative liabilities	$ (380,599)	$ (103,326)
Number of warrants outstanding at end of period	16,900,000	6,900,000	0
Derivative liabilities, end of period	$ 109,767	$ 133,162	$ 0